Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Grant income	$ 296,000	$ 2,908,000	$ 1,407,000	$ 1,693,000
Operating expenses:
Research and development	(17,713,000)	(105,418,000)	(36,150,000)	(16,012,000)
General and administrative	(7,593,000)	(39,452,000)	(22,790,000)	(9,099,000)
Loss on impairment of leasehold improvements	0	(4,102,000)	0	0
Total operating expenses, net	(25,010,000)	(146,064,000)	(57,533,000)	(23,418,000)
Other income (expense):
Interest income	660,000	2,542,000	1,532,000	84,000
Other income (expense)	1,097,000	4,514,000	3,970,000	(46,000)
Total other income, net	1,757,000	7,056,000	5,502,000	38,000
Net loss before income tax	(23,253,000)	(139,008,000)	(52,031,000)	(23,380,000)
Income tax benefit	2,605,000	15,159,000	7,280,000	3,653,000
Net loss attributable to ordinary shareholders	(20,648,000)	(123,849,000)	(44,751,000)	(19,727,000)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(5,568,000)	6,797,000	(6,071,000)	802,000
Total comprehensive loss	$ (26,216,000)	$ (117,052,000)	$ (50,822,000)	$ (18,925,000)
Basic and diluted net loss per ordinary share (usd per share)	$ (0.52)	$ (2.88)	$ (1.42)	$ (1.43)
Weighted-average basic and diluted ordinary shares (shares)	39,366,634	43,065,542	31,557,034	13,783,222